Financial Risk Management and Fair Values of Financial Instruments - Summary of Natures of Assets and Liabilities (Detail) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [Line Items]
Financial assets at fair value through profit or loss	$ 63,488	$ 11,038
Financial assets at fair value	325,495	132,846
Foreign partnership interest [member] | Recurring fair value measurement [member]
Disclosure of detailed information about financial instruments [Line Items]
Financial assets at fair value through profit or loss	10,368	11,038
Foreign unlisted stocks [member] | Recurring fair value measurement [member]
Disclosure of detailed information about financial instruments [Line Items]
Financial assets at fair value through other comprehensive income	262,007	121,808
Listed stocks [member] | Recurring fair value measurement [member]
Disclosure of detailed information about financial instruments [Line Items]
Financial assets at fair value through profit or loss	53,120
Level 1 [member]
Disclosure of detailed information about financial instruments [Line Items]
Financial assets at fair value	53,120
Level 1 [member] | Listed stocks [member] | Recurring fair value measurement [member]
Disclosure of detailed information about financial instruments [Line Items]
Financial assets at fair value through profit or loss	53,120
Level 3 [member]
Disclosure of detailed information about financial instruments [Line Items]
Financial assets at fair value	272,375	132,846
Level 3 [member] | Foreign partnership interest [member] | Recurring fair value measurement [member]
Disclosure of detailed information about financial instruments [Line Items]
Financial assets at fair value through profit or loss	10,368	11,038
Level 3 [member] | Foreign unlisted stocks [member] | Recurring fair value measurement [member]
Disclosure of detailed information about financial instruments [Line Items]
Financial assets at fair value through other comprehensive income	$ 262,007	$ 121,808